ACCOUNTS RECEIVABLE, NET (Details 1) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
ACCOUNTS RECEIVABLE, NET (Details 1)
Balance at beginning of the year	$ 62,992
Addition	11,485	60,962
Exchange translation adjustment	(3,431)	2,030
Balance at end of the year	$ 71,046	$ 62,992